Finance lease obligations (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Future minimum lease payments	₨ 105,456	₨ 210,302
Interest	8,577	24,337
Present value minimum lease payments	96,879	185,965
Not later than one year [member]
Future minimum lease payments	76,651	104,916
Interest	6,799	15,830
Present value minimum lease payments	69,852	89,086
Later than one year and not later than five years [member]
Future minimum lease payments	28,805	105,386
Interest	1,778	8,507
Present value minimum lease payments	₨ 27,027	₨ 96,879